Description of the Company and Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	3 Months Ended					6 Months Ended		12 Months Ended
	Jul. 02, 2023 USD ($)	Apr. 02, 2023 USD ($)	Jul. 03, 2022 USD ($)	Apr. 03, 2022 USD ($)	Apr. 04, 2021 USD ($)	Jul. 02, 2023 USD ($) Segment	Jul. 03, 2022 USD ($)	Jan. 01, 2023 USD ($) Employee Segment	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Number of employees | Employee								22,000
Number of business segments | Segment						3		3
Separation-related costs	$ 102		$ 49			$ 200	$ 59	$ 213	$ 0	$ 0
Other non-current assets	164					164		110	126
Total lease liabilities	167					167		116	129
Operating lease costs								42	54	63
Lease payments								$ 43	$ 55	63
Remaining lease term (in years)								7 years	6 years
Weighted average discount rate, percent								2.30%	3.00%
Advertising expense								$ 1,356	$ 1,461	1,230
Shipping and handling costs		$ 322		$ 305	$ 295
Research and development costs	$ 99		$ 94			$ 188	$ 182	375	355	320
Currency transaction losses (gains)								$ 105	$ (16)	$ 16
Other intangibles
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life (in years)	34 years					34 years		34 years
Minimum | Patents, Trademarks and Customer Relationships
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life (in years)								3 years
Minimum | Other intangibles
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life (in years)								20 years
Maximum | Patents, Trademarks and Customer Relationships
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life (in years)								40 years
Maximum | Other intangibles
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life (in years)								40 years